STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 16 — STOCK-BASED COMPENSATION

(a) Description of s equity incentive plan

On September 26, 2024, the Company adopted the Baird Medical 2024 Equity Incentive Plan (“2024 Equity Incentive Plan”), under which the Company will grant equity incentive awards to eligible employees, consultants and non-employee directors in order to attract, motivate and retain talented individuals. The initial aggregate number of Ordinary Shares that may be issued or used for reference purposes or with respect to which awards may be granted under the 2024 Equity Incentive Plan shall be equal to 10% of the issued and outstanding Ordinary Shares (on a fully diluted basis) as of immediately after the closing of the Business Combination. The total number of Ordinary Shares that will be reserved, and that may be issued, under the 2024 Equity Incentive Plan will automatically increase on the first trading day of each calendar year, beginning with calendar year 2025, by a number of Ordinary Shares equal to three percent (3%) of the total outstanding Ordinary Shares on the last day of the prior calendar year. Notwithstanding the automatic annual increase set forth in the 2024 Equity Incentive Plan, the board of directors may act prior to January 1st of a given year to provide that there will be no such increase in the Ordinary Shares reserved for such year or that the increase in the Ordinary Shares reserved for such year will be a lesser number of Ordinary Shares than would otherwise occur pursuant to the stipulated percentage. As of the date of this report, the Company has granted 363,745 restricted share units under the 2024 Equity Incentive Plan, and vested 363,745 restricted share units.

(b) Restricted shares activities

No restricted share activities happened in the first half of 2024.The following table sets forth the summary of restricted share activities for the six months ended June 30, 2025:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value(US$)
Unvested as of January 1, 2025	—	—
Awarded	363,745	5.8690
Including:
Awarded to Directors	323,745	5.4313
Awarded to Non-employee consultants	40,000	0.4377
Vested	(363,745)	(5.8690)
Outstanding at June 30, 2025	—	—

For the six months ended June 30, 2025 and 2024, total Stock-based compensation expenses recognized by the Company and the group for restricted shares granted were US$6.3 million and nil, respectively.